Statement of Shareholders' Equity (Parentheticals) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010
Statement Of Shareholders Equity [Abstract]
Deferred taxation on cumulative charge	$ 1	$ 1	$ 1	$ 1
The cumulative charge, net of deferred taxation, included in accumulated other comprehensive income in respect of cash flow hedges	$ 2	$ 2	$ 2	$ 2